Summary of Significant Accounting Policies - Customer Concentration Risk (Details) - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable | Customer A
Concentration Risk [Line Items]
Concentration risk, percentage	22.40%	15.10%
Accounts Receivable | Customer B
Concentration Risk [Line Items]
Concentration risk, percentage	16.70%
Accounts Receivable | Customer C
Concentration Risk [Line Items]
Concentration risk, percentage		19.80%
Revenue Benchmark | Customer A
Concentration Risk [Line Items]
Concentration risk, percentage	19.90%	17.00%	16.00%
Revenue Benchmark | Customer B
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%
Revenue Benchmark | Customer C
Concentration Risk [Line Items]
Concentration risk, percentage	14.80%	15.70%	16.10%
Revenue Benchmark | Customer D
Concentration Risk [Line Items]
Concentration risk, percentage		10.20%